Investments (Schedule Of A Reconciliation Of The Beginning And Ending Balances For The Investments Categorized As Level 3) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 21.7	$ 14.7
Transfers into Level 3	0	7.7
Transfers out of Level 3	0	(1.3)
Included in net income	20.5	0
Included in other comprehensive income	(15.5)	1.8
Purchases	9.0	0
Issuances	0	0
Sales	(23.6)	(1.2)
Settlements	0	0
Ending balance	12.1	21.7
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Credit Financial [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0.7	0.7
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Included in net income	0	0
Included in other comprehensive income	0	0
Purchases	0	0
Issuances	0	0
Sales	0	0
Settlements	0	0
Ending balance	0.7	0.7
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	21.0	14.0
Transfers into Level 3	0	7.7
Transfers out of Level 3	0	(1.3)
Included in net income	20.5	0
Included in other comprehensive income	(15.5)	1.8
Purchases	0	0
Issuances	0	0
Sales	(23.6)	(1.2)
Settlements	0	0
Ending balance	2.4	21.0
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	0	0
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	0
Transfers into Level 3	0
Transfers out of Level 3	0
Included in net income	0
Included in other comprehensive income	0
Purchases	9.0
Issuances	0
Sales	0
Settlements	0
Ending balance	9.0
Amount of total gains or losses for the period included in net income attributable to the change in unrealized gains or losses relating to assets still held at end of period	$ 0